Quarterly Financial Information-Unaudited	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information-Unaudited

13. Quarterly Financial Information—Unaudited

Summarized quarterly financial data for the years ended December 31, 2018 and 2017 are presented in the following tables. During the periods presented below, earnings per share information is not available due to no shares being recognized for accounting purposes for periods prior to the IPO. Additionally, due to the effect of rounding, the sum of the individual quarterly earnings per share amounts may not equal the calculated year earnings per share amount.

	2018 Quarters
	Total	Fourth	Third	Second	First
Total revenues	$67,264	$17,591	$18,701	$16,889	$14,083
Income from operations	$39,231	$8,732	$11,716	$10,564	$8,219
Net Income	$32,815	$7,114	$8,153	$9,351	$8,197

	2017 Quarters
	Total	Fourth	Third	Second	First
Total revenues	$40,908	$12,404	$8,380	$8,201	$11,923
Income from operations	$121,214	$7,697	$5,044	$5,127	$103,346
Net income	$115,612	$7,234	$654	$5,024	$102,700